     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 13, 2003

                                                 Securities Act File No. 333-___

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No. __ [ ]
                       Post-Effective Amendment No. __ [ ]

                        (Check appropriate box or boxes)


                                 NORTHERN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60675
                    (Address of Principal Executive Offices)

                                  800/595-9111
              (Registrant's Telephone Number, including Area Code)

                     Name and Address of Agent for Service:

    Jeffrey A. Dalke, Esquire                with a copy to:
    Drinker Biddle & Reath LLP               Linda Hoard, Esquire
    One Logan Square                         PFPC Inc.
    18th and Cherry Streets                  101 Federal Street, 6th Floor
    Philadelphia, PA 19103                   Boston, Massachusetts 02110


                  Approximate Date of Proposed Public Offering:

   As soon as practicable after this Registration Statement becomes effective.

         No filing fee is required because an indefinite number of shares of beneficial interest, $0.0001 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                 NORTHERN FUNDS

                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

     This Registration Statement consists of the following papers and documents:

         Cover Sheet
         Table of Contents
         Shareholder Letter
         Part A -- Prospectus/Information Statement
         Part B -- Statement of Additional Information
         Part C -- Other Information
         Signature Page
         Exhibits

                                                       April ___, 2003

Dear Shareholder:

In a letter to you dated February 26, 2003, I informed you that the Board of Trustees of Northern Funds had approved the reorganization of Northern International Select Equity Fund into Northern International Growth Equity Fund. These Funds share substantially similar investment policies as well as the same portfolio managers and, after careful consideration, the Board of Trustees concluded that they should be combined.

At the close of business on June 20, 2003, International Select Equity Fund will transfer its assets to International Growth Equity Fund. On that date, you will receive shares of International Growth Equity Fund equal in value to your interest in the International Select Equity Fund. We have enclosed a Prospectus/ Information Statement that describes the reorganization in detail.

As a shareholder, after the reorganization you will be investing in a Fund with the same investment objective and the same portfolio managers as International Select Equity Fund. In addition, because International Growth Equity Fund has substantially more assets than International Select Equity Fund, you will gain the benefits that a larger investment portfolio can provide.

THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive shares of International Growth Equity Fund in exchange for your shares of International Select Equity Fund as of the closing date. We believe International Growth Equity Fund will play an important role in your investment portfolio. If you have questions or would like to discuss alternatives, you may contact your Northern Trust Relationship Manager or you may call the Northern Funds Center at 800/595-9111. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution. You are a valued investor and, above all, we want you to be comfortable with your investment options.

Thank you for your investment and your continued trust.

                                                        Sincerely,

                                                        /s/ Lloyd A. Wennlund

                                                        Lloyd A. Wennlund
                                                        President

                                 NORTHERN FUNDS
                             50 SOUTH LASALLE STREET
                                CHICAGO, IL 60675
                                  800/595-9111

                        PROSPECTUS/INFORMATION STATEMENT

         This Prospectus/Information Statement is being furnished to shareholders of Northern International Select Equity Fund in connection with a Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of Northern Funds (the "Trust"). Under the Plan, shareholders of International Select Equity Fund will receive shares of Northern International Growth Equity Fund equal in aggregate value to the aggregate net value of the assets transferred by International Select Equity Fund to International Growth Equity Fund less the liabilities of International Select Equity Fund that are assumed by International Growth Equity Fund, as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, International Select Equity Fund will be terminated. The Reorganization is expected to be effective on or about June 20, 2003.

         The Board of Trustees of the Trust believes that the Reorganization is in the best interest of International Select Equity Fund and International Growth Equity Fund (the "Funds"), and that the interests of the Funds' shareholders will not be diluted as a result of the Reorganization. For Federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders. Shareholders of International Select Equity Fund are not being asked to vote on the Plan or approve the Reorganization.

         The Funds are series of the Trust, a Delaware statutory trust registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of 32 separate series, including the Funds. Northern Trust Investments, Inc. ("NTI") and Northern Trust Global Investments (Europe) Limited ("NTGIE") jointly serve as the investment adviser to both of the Funds. The investment objective of both Funds is long-term capital appreciation.

         This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about International Growth Equity Fund, International Select Equity Fund, and the Reorganization. Copies of the Prospectus for the Northern Equity Funds, including International Select Equity Fund and International Growth Equity Fund, dated July 31, 2002, and the Supplements dated December 17, 2002 and February 26, 2003 to the Prospectus dated July 31, 2002, are included with this Prospectus/Information Statement and are incorporated by reference herein.

         A Statement of Additional Information dated April ___, 2003 relating to the proposed transactions described in this Prospectus/Information Statement has been filed with the SEC and is incorporated by reference in this Prospectus/Information Statement. Additional information relating to the Funds and the Trust is contained in the Trust's Statement of Additional Information dated July 31, 2002, the Funds' Annual Report dated March 31, 2002, and the

Funds' Semiannual Report dated September 30, 2002, each of which has been filed with the SEC. You can obtain a free copy of these documents by calling Northern Funds at 800/595-9111.

         The SEC maintains a web site (sec.gov) that contains the Statement of Additional Information dated April ___, 2003 and the other materials incorporated by reference, as well as other information regarding the Funds.

         This Prospectus/Information Statement and the enclosures are expected to be first sent to shareholders on or about April ___, 2003. THIS IS NOT A REQUEST FOR A PROXY.

         AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus/Information Statement is April ___, 2003.

                                TABLE OF CONTENTS

                                                                PAGE
SYNOPSIS                                                        1
  The Reorganization                                            1
  Investment Objectives and Policies                            2
  Fees and Expenses                                             3
  Purchases/Redemptions/Exchanges                               5
  Dividends and Other Distributions                             5
PRINCIPAL RISK FACTORS                                          5
FUND PERFORMANCE                                                7
   International Growth Equity Fund                             7
   International Select Equity Fund                             8
FINANCIAL HIGHLIGHTS                                            9
   International Growth Equity Fund                             9
   International Select Equity Fund                             10
THE REORGANIZATION                                              10
  The Plan                                                      10
  Reasons for the Reorganization                                11
  Federal Income Tax Consequences                               12
  Description of the Securities to be Issued                    14
  Capitalization                                                16
MULTIPLE SHAREHOLDERS IN A HOUSEHOLD                            16
SHARE OWNERSHIP                                                 17
  Five Percent Holders                                          17
  Shares Held by Trustees and Officers                          18
MISCELLANEOUS                                                   18
  Management's Discussion of International Growth Equity Fund
  Performance for Fiscal Year Ended March 31, 2002              18
  Available Information                                         19
Appendix A:  Plan of Reorganization                             A-1

                    NORTHERN INTERNATIONAL SELECT EQUITY FUND
                             50 SOUTH LASALLE STREET
                             CHICAGO, IL 60675-5986

                        PROSPECTUS/INFORMATION STATEMENT

                             DATED APRIL ____, 2003

                                    SYNOPSIS

THE REORGANIZATION

         The Board of Trustees of the Trust has approved a Plan of Reorganization ("the Plan") which provides for the reorganization (the "Reorganization") of Northern International Select Equity Fund with and into Northern International Growth Equity Fund. The Board of Trustees has determined that the Reorganization is in the best interests of the shareholders of both International Select Equity Fund and International Growth Equity Fund (the "Funds"), and that interests of shareholders of the Funds will not be diluted as a result of the Reorganization.

         Under the Plan, shareholders of International Select Equity Fund will receive shares of International Growth Equity Fund in exchange for their shares of International Select Equity Fund. The International Growth Equity Fund shares received by each International Select Equity Fund shareholder will be equal in value to his or her interest in International Select Equity Fund on the closing date. The closing date is expected to be on or about June 20, 2003.

         More specifically, pursuant to the Plan, International Select Equity Fund will transfer its assets to International Growth Equity Fund in exchange for shares of International Growth Equity Fund and International Growth Equity Fund's assumption of International Select Equity Fund's liabilities. International Select Equity Fund will then distribute these shares of International Growth Equity Fund to its shareholders in exchange for their shares of International Select Equity Fund, and International Select Equity Fund will be liquidated. Immediately after the Reorganization, each person who held shares in International Select Equity Fund will hold shares in International Growth Equity Fund with the same value as that person's interest in International Select Equity Fund before the Reorganization.

         The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for Federal income tax purposes as described further below.

         This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

         Northern Trust Investments, Inc. ("NTI"), one of the Funds' investment advisers and co-administrator, has advised the Trust that NTI has undertaken to pay the expenses related to the preparation and assembling of the Prospectus/Information Statement and (together with financial intermediaries that have entered into shareholder servicing agreements) all other mailing expenses.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of both International Growth Equity Fund and International Select Equity Fund is long-term capital appreciation. Any income received is incidental to this objective. The investment objective of each Fund may be changed by the Trust's Board of Trustees without shareholder approval.

         International Growth Equity Fund and International Select Equity Fund also have similar investment strategies. In seeking long-term capital appreciation, each Fund invests, under normal circumstances, at least 80% of its net assets in equity securities. In addition, each Fund intends to invest in the securities of companies located in a number of countries throughout the world that generally have market capitalizations in excess of $1 billion.

         The investment policies of the two Funds differ only in that International Select Equity Fund generally invests in a smaller number of companies believed to have favorable growth characteristics relative to their peers, and International Growth Equity Fund invests in a broader mix of companies believed to have favorable growth characteristics, low debt ratios and above-average returns on equity relative to their peers.

         Otherwise, the investment policies of International Select Equity Fund and International Growth Equity Fund are substantially the same. For example, in determining whether a company has favorable growth characteristics, the Funds' investment management team analyzes factors such as:

-  Sales and earnings growth;

-  Return on equity;

-  Financial condition (such as debt to equity ratio); and

- Market share and competitive leadership of a company's products.

         Although the Funds primarily invest in mature markets (such as Germany and Japan), they may to a lesser extent also make investments in emerging markets (such as Argentina and China). The Funds may, from time to time, emphasize particular companies or market segments, such as technology, in attempting to achieve their investment objective. Many of the companies in which the Funds invest retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

         Each of the Funds may invest up to 15% of its net assets in illiquid securities; invest in other investment companies to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") and orders issued by the SEC; enter into forward currency exchange contracts and futures contracts; and lend portfolio securities to banks, broker-dealers or other qualified institutions. The Funds' investment management team may engage in active trading, and does not consider portfolio turnover a limiting factor in making decisions for the Funds.

         Both Funds have identical fundamental investment restrictions with respect to diversification, industry concentration, borrowings and other matters that may be changed only by a vote of the holders of a majority of a Fund's outstanding shares.

FEES AND EXPENSES

         The following table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. As shown by the table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE IMPOSED ON SHAREHOLDERS IN CONNECTION WITH THE REORGANIZATION.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge Imposed on Purchases                                      None
Sales Charge Imposed on Reinvested Dividends                           None
Deferred Sales Charges                                                 None
Redemption Fees(1)                                                     None
Exchange Fees                                                          None

FOOTNOTE

1.       A fee of $15.00 may be applicable for each wire redemption.

         Set forth below is a comparison of each Fund's operating expenses (before waivers and reimbursements) for the fiscal year ended March 31, 2002, restated to reflect current expenses. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) BEFORE WAIVERS AND REIMBURSEMENTS

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                                FUND
                                     MANAGEMENT         DISTRIBUTION          OTHER          OPERATING
FUND                                  FEES (1)        (12B-1) FEES (2)     EXPENSES(3)      EXPENSES (4)
-----------------------------------------------------------------------------------------------------------
International Growth Equity Fund        1.10%              0.00%         0.46%              1.56%

International Select Equity Fund        1.10%              0.00%         0.60%              1.70%

Pro Forma Combined                      1.10%              0.00%         0.46%              1.56%
(International Growth Equity
Fund)

FOOTNOTES

1. This information has been restated to reflect reduced contractual management fees rates that were effective July 31, 2002. Prior to July 31, 2002, the contractual management rates for International Growth Equity Fund and International Select Equity Fund were 1.20% and 1.20%, respectively, of the Funds' average daily net assets.

2. The Board of Trustees has adopted a Distribution and Service Plan in accordance with Rule 12b-1 but the Plan has not been implemented with respect to the Funds. During the last fiscal year the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under the Trust's Distribution and Service Plan.

3. These expenses include custody, accounting, transfer agency and co-administration fees, shareholder servicing fees, proxy costs, if any, as well as other customary Fund expenses. NTI and PFPC Inc. are entitled to a co-administration fee from the Funds at an annual rate of 0.15% of the average daily net assets of each Fund. This fee may be retained by either or both co-administrators as they may from time to time agree. The transfer agent is entitled to transfer agency fees of 0.10% of the average daily net asset value of each of the Funds.

4. As result of voluntary fee waivers and reimbursements, "Total Annual Net Fund Operating Expenses" which are actually incurred by the Funds are set forth below. By operation of these voluntary fee waivers and reimbursements at their current rates, the total fees paid by the Funds to The Northern Trust Company and its affiliates ("Northern") for their services to the Funds approximate "Total Annual Net Fund Operating Expenses." The voluntary fee waivers and reimbursements may be modified or terminated at any time at the option of Northern. If this occurs, "Total Annual Net Fund Operating Expenses" actually incurred by the Funds may increase without shareholder approval.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AFTER WAIVERS AND REIMBURSEMENTS

                                                                                                         TOTAL ANNUAL
                                                                                                         NET FUND
                              MANAGEMENT FEES      DISTRIBUTION        OTHER          REIMBURSED         OPERATING
FUND                          (AFTER WAIVERS)      (12B-1) FEES        EXPENSES       AMOUNTS *          EXPENSES
------------------------------------------------------------------------------------------------------------------------
International Growth Equity          1.00%               0.00%         0.46%                0.20%        1.26%
Fund

International Select Equity          1.00%               0.00%         0.60%                0.34%        1.26%
Fund

Pro Forma Combined                   1.00%               0.00%         0.46%                0.20%        1.26%
(International Growth
Equity Fund)

* "Reimbursed Amounts" are charged first against "Management Fees (After Waivers)" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees (After Waivers)."

EXAMPLE

         The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements). The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                                     ONE YEAR          3 YEARS           5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
International Growth Equity Fund           $159             $493              $850             $1,856

International Select Equity Fund            173              536               923              2,009

Pro Forma Combined (International           159              493               850              1,856
Growth Equity Fund)

PURCHASES/REDEMPTIONS/EXCHANGES

         Procedures to purchase, redeem and exchange shares of International Growth Equity Fund and International Select Equity Fund are identical.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends from net investment income (if any) and distributions from realized net capital gains (if any) are paid by each Fund annually. Each Fund may make additional payments to shareholders, if necessary, to avoid the imposition of any Federal income or excise tax on the Fund.

                             PRINCIPAL RISK FACTORS

         International Growth Equity Fund presents substantially the same principal risk factors as International Select Equity Fund. These risk factors are summarized below. AN INVESTMENT IN EACH OF THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY FDIC OR ANY OTHER GOVERNMENT AGENCY. Loss of money is a risk of investing in each Fund.

MARKET RISK is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in the Fund's Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

STOCK RISK is the risk that stock prices have historically risen and fallen in periodic cycles. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of equity investments that a Fund holds may decline over short or extended periods. The volatility means that the value of your investment in the Funds may increase or decrease. Over the past several years, stock markets have experienced substantial price volatility.

DERIVATIVES RISK is the risk that loss may result from a Fund's investments in options, futures, swaps, structured securities or other derivative instruments, which may be leveraged. Investments in derivative instruments may result in losses exceeding the amounts invested.

CURRENCY RISK is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.

COUNTRY RISK is the potential for price fluctuations in foreign securities because of political, financial and economic events in foreign countries. Investment of more than 25% of a Fund's total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country.

FOREIGN REGULATORY RISK is the risk that a foreign security could lose value because of less stringent foreign securities regulations and accounting and disclosure standards.

EMERGING MARKETS RISK is the risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to result in increased Fund expenses which may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders. For the fiscal year ended March 31, 2002, the annual portfolio turnover rates of both International Growth Equity Fund and International Select Equity Fund exceeded 100%.

TECHNOLOGY STOCK RISK is the risk that stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, or become obsolete, or may be adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

                                FUND PERFORMANCE

THE BAR CHARTS AND TABLES THAT FOLLOW PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN A FUND BY SHOWING: (A) CHANGES IN THE PERFORMANCE OF A FUND FROM YEAR TO YEAR; AND (B) HOW THE AVERAGE ANNUAL RETURNS OF A FUND COMPARE TO THOSE OF A BROAD-BASED SECURITIES MARKET INDEX.

The bar charts and tables assume reinvestment of dividends and distributions. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, a Fund's performance would have been reduced.

INTERNATIONAL GROWTH EQUITY FUND

CALENDAR YEAR TOTAL RETURN

[LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

    1995         1996       1997        1998        1999        2000       2001        2002
   2.04%        5.00%       6.34%      23.94%      35.20%     (9.84)%    (29.06)%    (17.80)%

BEST AND WORST QUARTERLY PERFORMANCE
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

       Best Quarter Return
       Q4 1998 18.84%

                              Worst Quarter Return
                              Q3 2002 (19.24)%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                                       SINCE
                                    1-YEAR           5-YEAR            INCEPTION
------------------------------------------------------------------------------------------------------------------
International Growth
Equity Fund (INCEPTION 4/1/94)

Return before Taxes                 (17.80)%         (2.50)%           0.21%

Return after Taxes on
Distributions                       (18.06)%         (4.61)%          (1.53)%

Return after Taxes on
Distributions and Sale of
Fund Shares                         (10.93)%         (2.26)%          (0.21)%

MSCI EAFE(R)Index*                  (15.94)%         (2.89)%           0.88%
------------------------------------------------------------------------------------------------------------------

After-tax returns are calculated using historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

INTERNATIONAL SELECT EQUITY FUND

CALENDAR YEAR TOTAL RETURN

                 [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

    1995         1996       1997        1998        1999        2000       2001        2002
  (0.81)%       2.87%       9.13%      22.29%      36.34%     (10.72)%   (29.10)%    (20.92)%

BEST AND WORST QUARTERLY PERFORMANCE
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

       Best Quarter Return
          Q4 1998 16.21%

                              Worst Quarter Return
                                 Q3 2002 (19.89)%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDED DECEMBER 31, 2002)

                                                                       SINCE
                                     1-YEAR          5-YEAR            INCEPTION
------------------------------------------------------------------------------------------------------------------
International Select
Equity Fund (INCEPTION 4/5/94)

Return before Taxes                 (20.92)%         (3.55)%           (0.57)%

Return after Taxes on
Distributions                       (21.23)%         (6.08)%           (2.24)%

Return after Taxes on
Distributions and Sale of
Fund Shares                         (12.85)%         (2.93)%           (0.60)%

MSCI EAFE Index Plus Emerging
Markets Free Index*                 (14.76)%         (2.81)%            0.74%

After-tax returns are calculated using historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*The Index figures do not reflect any fees, expenses or taxes.

                              FINANCIAL HIGHLIGHTS

THE FOLLOWING FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND A FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE FUND'S OPERATIONS). THIS INFORMATION IS DERIVED FROM THE FUNDS' SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIODS ENDED SEPTEMBER 30, 2002, AND SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' UNAUDITED FINANCIAL STATEMENTS AND RELATED NOTES FOR THAT PERIOD, WHICH ARE INCORPORATED BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION RELATED TO THIS PROSPECTUS/INFORMATION STATEMENT.

Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except for the six months ended September 30, 2002, for the annual report shown, information has been audited by the Funds' prior independent auditors, whose report is included in the Funds' annual report along with the Funds' financial statements. The annual report is available upon request and without charge.

INTERNATIONAL GROWTH EQUITY FUND

  SELECTED PER SHARE DATA                    SIX MONTHS       2002         2001         2000         1999         1998
                                                ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                           SEPT. 30, 2002   MARCH 31     MARCH 31     MARCH 31     MARCH 31     MARCH 31
                                             (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $7.93         $9.05         $14.32      $12.57      $11.66      $10.05
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.04          0.05           0.06        0.26        0.13        0.09
  Net realized and unrealized gains
    (losses)                                    (1.63)        (1.15)         (3.62)       3.37        1.36        1.98
    Total Income (Loss) from Investment
      Operations                                (1.59)        (1.10)         (3.56)       3.63        1.49        2.07
----------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
    From net investment income                    -           (0.01)         (0.03)        -           -         (0.07)
    In excess of net investment income            -             -              -         (0.20)      (0.12)      (0.10)
    From net realized gains                       -           (0.01)         (1.68)      (1.68)      (0.46)      (0.29)
      Total Distributions Paid                    -           (0.02)         (1.71)      (1.88)      (0.58)      (0.46)
----------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Year                  $6.34         $7.93          $9.05      $14.32      $12.57      $11.66
----------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                             (20.05)%      (12.10)%       (26.69)%     30.51%      13.04%      21.34%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of year      $207,321      $239,135       $408,084    $706,553    $215,656    $178,210
  Ratio to average net assets of: (2)
    Expenses, net of waivers and
      reimbursements                             1.25%         1.26% (3)      1.25%       1.25%       1.25%       1.25%
    Expenses, before waivers and
      reimbursements                             1.59%         1.63%          1.59%       1.58%       1.62%       1.62%
    Net investment income, net of waivers
      and reimbursements                         1.20%         0.42%          0.47%       0.35%       0.52%       0.79%
    Net investment income, before waivers
      and reimbursements                         0.86%         0.05%          0.13%       0.02%       0.15%       0.42%
  Portfolio Turnover Rate                       91.45%       222.75%        185.77%     155.57%     177.89%     145.02%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Expense ratio, net of waivers and reimbursements, for the year would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowing against a line of credit.

INTERNATIONAL SELECT EQUITY FUND

  SELECTED SHARE DATA                         SIX MONTHS       2002         2001         2000         1999         1998
                                                 ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                            SEPT. 30, 2002   MARCH 31     MARCH 31     MARCH 31     MARCH 31     MARCH 31
                                              (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, BEGINNING OF PERIOD          $7.41        $8.79       $14.56       $12.98       $12.52       $10.37
  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                         (0.02)        0.03         0.12         0.37         0.04         0.22
  Net realized and unrealized gains
    (losses)                                    (1.51)       (1.40)       (3.36)        3.57         1.08         2.19
   Total Income (Loss) from Investment
   Operations                                   (1.49)       (1.37)       (3.24)        3.94         1.12         2.41
----------------------------------------------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS PAID:
From net investment income                        -          (0.01)       (0.26)       (0.27)         -          (0.16)
In excess of net investment income                -            -            -            -          (0.01)       (0.10)
From net realized gains                           -            -          (2.27)       (2.09)       (0.65)         -
      Total Distributions Paid                    -          (0.01)       (2.53)       (2.36)       (0.66)       (0.26)
----------------------------------------------------------------------------------------------------------------------------
  Net Asset Value, End of Year                  $5.92        $7.41        $8.79       $14.56       $12.98       $12.52
----------------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN (1)                             (20.11)%     (15.63)%     (24.55)%      31.25%        9.16%       23.74%
  SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of year       $53,440      $65,238     $129,727     $257,212     $124,513     $117,618
  Ratio to average net assets of: (2)
   Expenses, net of waivers and
     reimbursements                              1.26%(3)     1.25%        1.25%        1.25%        1.25%        1.25%
   Expenses, before waivers and
     reimbursements                              1.73%        1.70%        1.64%        1.61%        1.66%        1.64%
   Net investment income, net of waivers
     and reimbursements                          0.66%        0.27%        0.49%        0.62%        0.38%        0.29%
   Net investment income (loss), before
     waivers and reimbursements                  0.19%       (0.18)%       0.10%        0.26%       (0.03)%      (0.10)%
   Portfolio Turnover Rate                     131.22%      283.26%      185.60%      145.46%      168.19%       98.22%
----------------------------------------------------------------------------------------------------------------------------

(1) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) Annualized expense ratio, net of waivers and reimbursements, for the period would have been 1.25%, absent the effect of interest expense incurred by the Fund's temporary borrowing against a line of credit.

                               THE REORGANIZATION

THE PLAN

         The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Information Statement.

         The Plan contemplates (i) International Growth Equity Fund's acquiring all of the assets of International Select Equity Fund in exchange solely for shares of International Growth Equity Fund and the assumption by International Growth Equity Fund of all of International Select Equity Fund's liabilities as of the closing date and (ii) the distribution of such shares to the shareholders of International Select Equity Fund.

         The value of International Select Equity Fund's assets acquired and the amount of its liabilities assumed by International Growth Equity Fund and the net asset value of a share of International Growth Equity Fund will be determined on the closing date in accordance with the valuation procedures described in the then-current International Growth Equity Fund Prospectus and Statement of Additional Information.

         On, or as soon as practicable after, the closing date, International Select Equity Fund will distribute pro rata to its shareholders of record the shares of International Growth Equity Fund it receives in the Reorganization, so that each shareholder of International Select Equity Fund will receive a number of full and fractional shares of International Growth Equity Fund equal in value to his or her interest in International Select Equity Fund. International Select Equity Fund will be terminated thereafter. Such distribution will be accomplished by opening accounts on the books of International Growth Equity Fund in the names of International Select Equity Fund shareholders and by transferring thereto the shares of International Growth Equity Fund previously credited to the account of International Select Equity Fund on those books. Each shareholder account shall be credited with the pro rata number of International Growth Equity Fund's shares due to that shareholder. Any special options with the exception of automatic investment on current International Select Equity Fund shareholder accounts will automatically transfer to the new accounts. Shareholders wishing to have these automatic investment plans transferred to their new International Growth Equity accounts should contact Northern Funds at 800/595-9111.

         The stock transfer books for International Select Equity Fund will be permanently closed as of the close of business on the day immediately preceding the closing date. Redemption requests received thereafter with respect to International Select Equity Fund will be deemed to be redemption requests for International Growth Equity Fund.

         The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. In addition, the Plan may be terminated by the Trust's Board of Trustees at any time before the closing if circumstances develop that, in the Board's judgment, make proceeding with the Plan inadvisable. The Plan may be amended, modified or supplemented by the Trustees, and the conditions of the Plan may be waived.

         The Board of Trustees, or an officer of the Trust, may change or postpone the scheduled closing date.

          REASONS FOR THE REORGANIZATION

         At a meeting held on February 14, 2003, the Board of Trustees of the Trust approved the Plan, which provides for the reorganization of International Select Equity Fund with and into International Growth Equity Fund. The Board of Trustees determined that the Reorganization is in the best interests of International Select Equity Fund and International Growth Equity Fund, and that the interests of shareholders will not be diluted as a result of the Reorganization. The Board's determination was based on a number of factors, including:

         - Both Funds pursue the same investment objective through similar investment strategies.

         -        Both Funds are managed by Richard L. Rothwell and Diane Jones.

         - Historically, the total net operating expense ratios of the Funds (after fee waivers and expense reimbursements) have been substantially the same.

         - International Select Equity Fund has a relatively small asset base. The Reorganization will allow its shareholders to participate in the potential economies and trading advantages provided by International Growth Equity Fund's larger asset base.

         - For Federal income tax purposes, the Reorganization is to be structured as a tax-free transaction for the Funds and their shareholders.

         - When International Select Equity Fund and International Growth Equity Fund were organized in 1994, they were managed by different portfolio managers for different groups of investors. Since that time, many of the original reasons for the separate organization of International Select Equity Fund (that is, to serve investors who wished a higher investment concentration in certain securities) have disappeared and, as noted, both Funds are currently managed by the same portfolio investment team.

FEDERAL INCOME TAX CONSEQUENCES

         Each Fund intends to qualify as of the effective time of the Reorganization, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, International Select Equity Fund and International Growth Equity Fund have been, and expect to continue to be, relieved of all or substantially all Federal income taxes. Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

         Consummation of the Reorganization is subject to the condition that the Trust receives an opinion from Drinker Biddle & Reath LLP, counsel to the Trust, substantially to the effect that, based on certain assumptions and representations of relevant facts, for Federal income tax purposes:

         (i) The transfer of all of the assets and liabilities of International Select Equity Fund to International Growth Equity Fund in exchange for the issuance of International Growth Equity Fund shares to International Select Equity Fund, followed by the distribution in liquidation by International Select Equity Fund of such International Growth Equity Fund shares to the International Select Equity Fund shareholders in exchange for their International Select Equity Fund shares and the termination of the International Select Equity Fund, will consist of a "reorganization" within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code, and International Select Equity Fund and International Growth Equity Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

         (ii) No gain or loss will be recognized by International Select Equity Fund upon the (a) the transfer of its assets and liabilities to International Growth Equity Fund in exchange for the issuance of International Growth Equity Fund shares to

                  International Select Equity Fund and the assumption by International Growth Equity Fund of International Select Equity Fund's liabilities, if any, and (b) the distribution by International Select Equity Fund of International Growth Equity Fund shares to International Select Equity Fund shareholders;

         (iii) No gain or loss will be recognized by International Growth Equity Fund upon its receipt of International Select Equity Fund's assets in exchange for the issuance of International Growth Equity Fund shares to International Select Equity Fund and the assumption by International Growth Equity Fund of the liabilities, if any, of International Select Equity Fund;

         (iv) The tax basis of the assets acquired by International Growth Equity Fund from International Select Equity Fund will be, in each instance, the same as the tax basis of those assets in International Select Equity Fund's hands immediately before the transfer;

         (v) The tax holding period of the assets of International Select Equity Fund in the hands of International Growth Equity Fund will, in each instance, include International Select Equity Fund's tax holding period for those assets;

         (vi) International Select Equity Fund's shareholders will not recognize gain or loss upon the exchange of their International Select Equity Fund shares for International Growth Equity Fund shares as part of the transactions;

         (vii) The tax basis of International Growth Equity Fund shares received by International Select Equity Fund shareholders in the transaction will be, for each International Select Equity Fund shareholder, the same as the tax basis of the International Select Equity Fund shares surrendered in exchange therefor; and

         (viii) The tax holding period of the International Growth Equity Fund shares received by each International Select Equity Fund shareholder will include, for each International Select Equity Fund shareholder, the tax holding period for the International Select Equity Fund shares surrendered in exchange therefor, provided that those International Select Equity Fund shares were held as capital assets on the date of the exchange.

         As is customary in transactions such as the Reorganization, International Select Equity Fund, which is being reorganized into International Growth Equity Fund, will declare and pay to its shareholders a distribution of all realized capital gains and other investment company taxable income (if any) immediately prior to the Reorganization. Shareholders of International Select Equity Fund should note that the sale of securities by International Select Equity Fund prior to the effective time of the Reorganization, whether in the ordinary course of business or in anticipation of the closing, could increase the amount of the taxable capital gains distribution made prior to the Reorganization.

         As of March 31, 2002, International Select Equity Fund and International Growth Equity

Fund had unutilized capital loss carryovers of approximately $59 million and $168 million, respectively. The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of Reorganization. As of March 31, 2002 International Select Equity Fund had a tax basis appreciation of $3.751 million. After and as a result of the Reorganization, it is anticipated that the ability of International Growth Equity Fund to use capital loss carryovers of International Select Equity Fund, and to deduct losses recognized on sale of assets of International Select Equity Fund to the extent the losses were "built-in losses" as of the time of the Reorganization, will be significantly limited under Section 382 of the Code.

         The Trust has not sought, and will not seek, a private ruling from the Internal Revenue Service (the "IRS") with respect to the Federal income tax consequences of the Reorganization. The opinion of Drinker Biddle & Reath LLP with respect to the Federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

         Shareholders should consult their own advisers concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

         Under the terms of its Agreement and Declaration of Trust (the "Trust Agreement"), the Trust is authorized to issue shares of beneficial interest in separate portfolios, including the Funds. Each share of each Fund has a par value of $0.0001, represents a proportionate interest in the particular Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. Shares when issued as described in the Funds' Prospectus are validly issued, fully paid and nonassessable. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, are specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund are segregated on the books of account, and are charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust.

         The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as dollar-based voting). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

         The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization to sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof.

         The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

         The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment: (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

         The Trust Agreement permits the termination of the Trust or of any series or class of the Trust: (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include: (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

         Under the Delaware Statutory Trust Act (the Delaware Act), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

CAPITALIZATION

         The following table shows the capitalization of International Select Equity Fund and International Growth Equity Fund as of January 31, 2003, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. The capitalization of International Select Equity Fund and International Growth Equity Fund is likely to be different at the closing of the Reorganization as a result of daily share purchase and redemption activity and the effects of other ongoing operations.

                                               INTERNATIONAL                 INTERNATIONAL               PRO FORMA
                                               SELECT EQUITY                 GROWTH EQUITY               COMBINED
                                               FUND                          FUND                        FUND
                                               ----                          ----                        ----
Net Assets (000)                               $45,399                       $199,323                    $244,722
Net Asset Value per share                      $5.70                         $6.23                       $6.23
Shares Outstanding (000)                       7,969                         32,002                      39,289

         Information about International Select Equity Fund and International Growth Equity Fund is incorporated by reference to the Trust's Equity Funds Prospectus dated July 31, 2002, its Statement of Additional Information, dated July 31, 2002, and Supplements dated December 17, 2002 and February 26, 2003 to the Prospectus dated July 31, 2002.

                      MULTIPLE SHAREHOLDERS IN A HOUSEHOLD

         If you are a member of a household in which multiple shareholders of the Trust share the same address, and the Trust or your broker or bank (for "street name" accounts) has received consent to household material, then the Trust or your broker or bank may have sent to your household only one copy of this Prospectus/Information Statement, unless the Trust or your broker or bank previously received contrary instructions from a shareholder in your household. If you are part of a household that has received only one copy of this Prospectus/Information Statement, the Trust will deliver promptly a separate copy of this Prospectus/Information to you upon written or oral request. To receive a separate copy of this Prospectus/Information Statement, or if you would like to receive a separate copy of future proxy statements, prospectuses or annual reports, please contact the Trust by calling 800/595/9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. On the other hand, if you are now receiving multiple copies of these documents and would like to receive a single copy in the future, please contact the Trust at the telephone number or address stated above. If your shares are held in street name, please contact your broker or bank.

                                 SHARE OWNERSHIP

FIVE PERCENT HOLDERS

         As of March 31, 2003, Northern possessed sole or shared voting and/or investment power for its customer accounts with respect to the outstanding shares of each Fund as follows:

                                                   AMOUNT AND PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------------------------------------------------------------------------------------
FUND                                     AMOUNT OF SHARES                       PERCENTAGE OF SHARES(%)
----------------------------------------------------------------------------------------------------------------------
International Growth Equity Fund

International Select Equity Fund

         In addition, as of March 31, 2003, the following persons or entities owned beneficially more than 5% of the outstanding Shares of the following
Funds:

                                                             AMOUNT AND PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------------------------------------------------------------------------------------
FUND                            SHAREHOLDER NAME AND
                                ADDRESS                      AMOUNTS OF SHARES            PERCENTAGE OF SHARES (%)
----------------------------------------------------------------------------------------------------------------------
International Growth Equity
Fund

International Select Equity
Fund

On the basis of the share holdings information presented above, the persons listed above would own the following percentages of International Growth Equity Fund's shares upon consummation of the Reorganization.

                                                             AMOUNT AND PERCENTAGE OF OUTSTANDING SHARES
----------------------------------------------------------------------------------------------------------------------
FUND                            SHAREHOLDER NAME AND
                                ADDRESS                      AMOUNTS OF SHARES            PERCENTAGE OF SHARES (%)
----------------------------------------------------------------------------------------------------------------------
International Growth Equity
Fund

International Select Equity
Fund

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25 percent of the voting securities of a company is presumed to "control" such company. As shown above, on the Record Date Northern was the beneficial owner of ___% of the outstanding shares of International Select Equity Fund because it possessed sole or shared voting power and/or investment power with respect to these shares on behalf of its customer accounts. Northern has advised the Trust that it intends to vote the shares over which it has voting power "FOR" the Reorganization. The Northern Trust Company, an Illinois-chartered bank, is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company.

SHARES HELD BY TRUSTEES AND OFFICERS

         At March 31, 2003, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                                  MISCELLANEOUS

MANAGEMENT'S DISCUSSION OF INTERNATIONAL GROWTH EQUITY FUND PERFORMANCE FOR FISCAL YEAR ENDED MARCH 31, 2002

The discussion set forth below is taken from Northern Funds' Annual Report for the Equity Funds dated March 31, 2002. As of the date of this Prospectus/ Information Statement, management's discussion of International Growth Equity Fund performance for the fiscal year ended March 31, 2003 had not been prepared.

The first eight months of the past year were dominated by increasing concerns about economic growth amid successive interest rate cuts by central banks in the U.S. and around the world. These opposing forces resulted in waves of pessimism (and selling of technology and other cyclical sectors) followed by short bursts of optimism (and buying of the same sectors), which reached a peak after September 11. Market ambivalence made pursuing a sector strategy, the prime asset allocation approach used in the Fund's management, very difficult.

Increased confidence in the imminent recovery of the U.S. economy underwrote a strong rally in global equity markets into the end of the calendar year. The clearer economic picture made a pro-cyclical sector strategy easier to justify, which helped Fund performance during the fourth quarter of 2001.

The market's attention to macroeconomic issues had a further negative impact on relative performance by reducing the willingness of investors to discriminate between companies. This trend was important, since the Fund focuses on finding business with superior fundamentals. But with the market looking mostly at the "big picture," the bottom-up aspect of stock selection was mostly ignored through the end of 2001.

For the fiscal year, the Fund was down 12.10 percent while the benchmark MSCI EAFE Index was down 8.50 percent. During the last quarter of the fiscal year, however, as improving economic data confirmed that a recovery was at hand, the focus switched to the magnitude of the rebound and its impact on corporate profits. With the emphasis once again on corporate fundamentals, the Fund outperformed during the quarter.

TOTAL RETURNS
Period Ended 3/31/02
One Year                                    (12.10)%

Three Year                                  (5.61%)
Five Year                                   2.90%
Average Annual Since Inception              2.85%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Foreign securities may involve additional risks, including social and political instability, reduced market liquidity, and currency volatility.

Growth of a Hypothetical $10,000 Investment


                  INTERNATIONAL
                  GROWTH EQUITY            MSCI
                       FUND            EAFE INDEX
       4/1/1994       $10,000            $10,000
      3/31/1995        $9,730            $10,608
      3/31/1996       $10,570            $11,916
      3/31/1997       $10,849            $12,089
      3/31/1998       $13,162            $14,338
      3/31/1999       $14,884            $15,208
      3/31/2000       $19,425            $19,023
      3/31/2001       $14,239            $14,105
      6/31/2001       $14,019            $13,957
      9/31/2001       $11,722            $12,003
     12/31/2001       $12,390            $12,841
      3/31/2002       $12,517            $12,906

The MSCI EAFE Index is the Morgan Stanley Capital International Europe, Australia and Far East Index, an unmanaged index that tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East.

AVAILABLE INFORMATION

     The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

                                   APPENDIX A

                             PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION is made as of the 14th day of February, 2003, by Northern Funds, a Delaware statutory trust (the "Trust"), on behalf of its International Select Equity Fund, International Growth Equity Fund, Global Communications Fund and Technology Fund (each a "Fund" and collectively the "Funds").

                                  A. BACKGROUND

         The Funds are separate investment portfolios of the Trust. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

         This Plan is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (the "Code"), and is intended to effect the reorganizations (the "Reorganizations") of: (1) the International Select Equity Fund with and into the International Growth Equity Fund; and (2) the Global Communications Fund with and into the Technology Fund. The International Select Equity Fund and the Global Communications Fund are each called a "Transferor Fund" and the International Growth Equity Fund and Technology Fund are each called a "Surviving Fund."

         Each Reorganization will be effected by the transfer of all of the assets of a Transferor Fund to the corresponding Surviving Fund solely in exchange for (1) the assumption by such Surviving Fund of all liabilities of the Transferor Fund and (2) the issuance by the Trust to the Transferor Fund of shares of beneficial interest of the Surviving Fund (the "Surviving Fund Shares"). These transactions will be promptly followed by a pro rata distribution by each Transferor Fund of the Surviving Fund Shares it receives to its shareholders in exchange for the shares of beneficial interest of the Transferor Fund (the "Transferor Fund Shares") that are then outstanding, in liquidation of each Transferor Fund, all upon the terms and conditions hereinafter set forth in this Plan.

         This Plan has been approved by the Board of Trustees of the Trust based on its determination that participation in the Reorganizations is in the best interests of the Funds and that the interests of Funds' existing shareholders will not be diluted as a result of the Reorganizations.

                             B. THE REORGANIZATIONS

1. TRANSFER OF ASSETS OF THE TRANSFEROR FUNDS IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF SURVIVING FUND SHARES

          1.1 Subject to the terms and conditions set forth herein, as of the Closing Time provided for in paragraph 3.1, each Transferor Fund will transfer all of its assets (as described in paragraph 1.2) and assign and transfer all of its debts, obligations, duties and other liabilities to the corresponding Surviving Fund. In exchange for all of the assets of the corresponding Transferor Fund, as of the Closing Time: (A) each Surviving Fund will assume all of the debts, obligations, duties and other liabilities of such Transferor Fund, whether accrued, absolute contingent or otherwise, then existing, such that after the Closing Time the same may be enforced against the Surviving Fund to the same extent as if they had been incurred by the Surviving Fund; and
               (B) the Trust, on behalf of each Surviving Fund, will issue shares of the Surviving Fund that have an aggregate net asset value equal to the aggregate net value of the assets transferred by the Transferor Fund to the Surviving Fund, less the liabilities assumed by the Surviving Fund. The transactions described in this paragraph 1.1 will take place at the Closing provided for in paragraph 3.1.

          1.2 The assets of each Transferor Fund to be acquired by the corresponding Surviving Fund will include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), tax operating losses, claims or rights of action, rights to register shares of beneficial interest under applicable securities laws, books and records, deferred or prepaid expenses and all other tangible and intangible property owned by the Transferor Fund at the Closing Time provided for in paragraph 3.1.

          1.3 At, or as soon as possible after, the Closing Time each Transferor Fund will distribute in liquidation the Surviving Fund Shares it receives to the shareholders of record of such Transferor Fund, determined as of the close of business on the day of the Closing, pro rata in proportion to each shareholder's beneficial interest in the Transferor Fund. Such distribution will be in exchange for each shareholder's Transferor Fund Shares. Such distribution will be accomplished by the transfer of the Surviving Fund Shares then credited to the account of each Transferor Fund on the share records of the Trust to open accounts on those records in the names of such Transferor Fund shareholders and representing the respective pro rata number of the Surviving Fund Shares received from the Surviving Fund that is due to each Transferor Fund shareholder. Fractional Surviving Fund Shares will be rounded to the third place after the decimal point.

          1.4 The stock transfer books of the Trust with respect to the Transferor Funds will be permanently closed as of the close of business on the day immediately preceding the Closing. Share redemption requests received thereafter by the Trust with respect to a Transferor Fund will be deemed to be redemption requests for shares of the corresponding Surviving Fund issued pursuant to this Plan. As of the Closing Time, all issued and outstanding shares of the Transferor Fund will be canceled on the books of the Trust. Each Transferor Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared as of or prior to the Closing Time with respect to the Transferor Fund Shares that are held by such Transferor Fund shareholder at the Closing Time.

          1.5 Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Transferor Fund Shares on the books of any Fund will be paid by the person to whom such Surviving Fund Shares are to be distributed as a condition of such transfer.

          1.6 The legal existence of each Transferor Fund will be terminated as promptly as reasonably practicable after the Closing Time. After the Closing Time, each Transferor Fund shall not conduct any business except in connection with its liquidation and termination.

2.   VALUATION

          2.1 The value of each Transferor Fund's assets to be acquired by the corresponding Surviving Fund hereunder, and the value of the full and fractional Surviving Fund Shares to be issued in exchange for each Transferor Fund's assets, will be computed as of the valuation time provided in the Funds' prospectus(es) on the date of the Closing using the valuation procedures set forth in the Funds' current prospectus(es) and statement of additional information.

          2.2 All computations of value will be made by The Northern Trust Company.

3.   CLOSING AND CLOSING DATE

          3.1 The transfer of each Transferor Fund's assets in exchange for the assumption by the corresponding Surviving Fund of the Transferor Fund's liabilities and the issuance of Surviving Fund Shares to the Transferor Fund, as described above, together with such related acts as are necessary to consummate such transactions (the "Closing"), will occur at such place and at such date and time (the "Closing Time") as may be determined by the Board of Trustees or an authorized officer of the Trust.

          3.2 At the Closing the Trust, on behalf of the respective Funds, will deliver such bills of sale, checks, assignments, stock certificates, receipts or other documents as the Trust deems necessary or reasonable.

4.   CONDITIONS

          Consummation of the Reorganizations is subject to the following conditions:

          4.1 This Plan and the transactions contemplated herein will be approved by the Trustees of the Trust and, if required by applicable law, by the requisite vote of the Transferor Funds' shareholders;

          4.2 Prior to the Closing Time, each Transferor Fund will declare a dividend, with a record date and ex-dividend date prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Transferor Fund's investment company taxable income, if any, for the taxable periods or years ended on or before March 31, 2003 and for the subsequent period up to and including the Closing Time, and all of the Transferor Fund's net capital gain, if any, recognized in the taxable periods or years ended on or before March 31, 2003 and in the subsequent period up to and including the Closing Time.

          4.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby will be obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Trust, the Transferor Funds or the Surviving Funds, provided that the Trust may waive any of such conditions for itself or the respective Funds;

          4.4 At the Closing Time, the Trust, on behalf of the Transferor Funds, will have good and marketable title to the assets to be transferred to the Surviving Funds pursuant to paragraph 1.1, and will have full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and in payment for such assets, the Trust on behalf of the Surviving Funds will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

          4.5 The Trust will receive at or before the Closing Time an opinion of Drinker Biddle & Reath LLP satisfactory to the Trust, substantially to the effect that for federal income tax purposes:

                4.5A. The transfer of all of the assets and liabilities of each Transferor Fund to the corresponding Surviving Fund in exchange for the issuance of Surviving Fund Shares to the Transferor Fund, followed by the distribution in liquidation by the Transferor Fund of such Surviving Fund Shares to the Transferor Fund shareholders in exchange for their Transferor Fund Shares and the termination of the Transferor Fund, will constitute a reorganization within the meaning of Section 368(a)(1)(C) or Section 368(a)(1)(D) of the Code, and the Transferor Fund and the Surviving Fund will each be "a party to a reorganization" within the meaning of
                        Section 368(b) of the Code;

                4.5B. No gain or loss will be recognized by either Transferor Fund upon (i) the transfer of its assets to the corresponding Surviving Fund in exchange for the issuance of Surviving Fund Shares to the Transferor Fund and the assumption by the Surviving Fund of the Transferor Fund's liabilities, if any, and (ii) the distribution by the Transferor Fund of the Surviving Fund Shares to the Transferor Fund shareholders;

                4.5C. No gain or loss will be recognized by either Surviving Fund upon its receipt of the corresponding Transferor Fund's assets in exchange for the issuance of Surviving Fund Shares to the Transferor Fund and the assumption by the Surviving Fund of the liabilities, if any, of the Transferor Fund;

                4.5D. The tax basis of the assets acquired by each Surviving Fund from the corresponding Transferor Fund will be, in each instance, the same as the tax basis of those assets in the Transferor Fund's hands immediately before the transfer;

                4.5E. The tax holding period of the assets of each Transferor Fund in the hands of the corresponding Surviving Fund will, in each instance, include the Transferor Fund's tax holding period for those assets;

                4.5F. Each Transferor Fund's shareholders will not recognize gain or loss upon the exchange of their Transferor Fund Shares for Surviving Fund Shares as part of the transaction;

                4.5G. The tax basis of the Surviving Fund Shares received by Transferor Fund shareholders in the transaction will be, for each Transferor Fund shareholder, the same as the tax basis of the Transferor Fund Shares surrendered in exchange therefor; and

                4.5H. The tax holding period of the Surviving Fund Shares received by Transferor Fund shareholders will include, for each Transferor Fund shareholder, the tax holding period for the Transferor Fund Shares surrendered in exchange therefor, provided that those Transferor Fund Shares were held as capital assets on the date of the exchange.

     The Trust will make and provide representations with respect to the Transferor Funds and the Surviving Funds that are reasonably necessary to enable Drinker Biddle & Reath LLP to deliver an opinion substantially as set forth in this paragraph 4.5, which opinion may address such other federal income tax consequences, if any, that Drinker Biddle & Reath LLP believes to be material to the Reorganizations.

5.   STATUS OF SURVIVING FUND SHARES

        Surviving Fund Shares issued in connection with the transactions contemplated herein will be duly and validly issued and outstanding and fully paid and non-assessable by the Trust.

6.   EXPENSES

        Except to the extent paid by a Fund's investment adviser (or an affiliate of such investment adviser), each Fund will bear all of its expenses in connection with carrying out this Plan, including the fees and disbursements of attorneys, auditors and custodians. The expenses of the Funds will include any federal and state stock transfer stamps required for the transfer of the Transferor Funds' securities to the Surviving Funds and for the transfer of Surviving Fund Shares to registered shareholders of the Transferor Funds in liquidation of the Transferor Funds.

7.   TERMINATION

        This Plan may be terminated by the Board of Trustees, and the Funds may abandon the Reorganizations contemplated hereby, notwithstanding approval thereof by the shareholders of the Funds, at any time prior to the Closing, if circumstances develop that, in the Board's judgment, make proceeding with the Plan inadvisable.

8.   AMENDMENT

        This Plan may be amended, modified or supplemented in such manner as may be determined by the Trustees; provided, however, that following the approval of this Plan by any Transferor Fund's shareholders, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be paid to that Fund's shareholders under this Plan to the detriment of such Fund shareholders without their further approval. Without limiting the foregoing, in the event shareholder approval of this Plan and the transactions contemplated herein is not obtained with respect to one Fund, and if, as a result, the transactions contemplated by this Plan may be consummated with respect to one, but not both, of the Funds, the Board of Trustees of the Trust may, in the exercise of its sole and unilateral discretion, determine to either abandon this Plan with respect to both of the Funds or direct that the transactions described herein be consummated to the degree the Board deems advisable and to the degree such transactions may be lawfully effected.

9.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; SURVIVAL; WAIVER

          9.1 The article and paragraph headings contained in this Plan are for reference purposes only and do not affect in any way the meaning or interpretation of this Plan.

          9.2 This Plan will be governed by and construed in accordance with the laws of the State of Delaware.

          9.3 This Plan will be binding upon and inure to the benefit of the Funds and their respective successors and assigns. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

          9.4 All persons dealing with the Trust, the Transferor Funds or the Surviving Funds must look solely to the property of the Trust, the Transferor Funds, or the Surviving Funds, respectively, for the enforcement of any claims against the Trust, the Transferor Funds or the Surviving Funds, as neither the Trustees, officers, agents nor shareholders of the Trust assume any personal liability for obligations entered into on behalf of the Trust, the Transferor Funds or the Surviving Funds. No series of the Trust will be responsible for any obligations assumed by or on behalf of any other series of the Trust under this Plan.

          9.5 The obligations set forth herein will not survive the Closing, except for the provisions of Section 1.6.

          9.6 The Trust, after consultation with counsel and by consent of its Board of Trustees, Executive Committee or any officer, may waive any condition to the obligations hereunder if, in their or such officer's judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Funds.

10.  NOTICES

        Any notice, report, statement or demand required or permitted by any provisions of this Plan will be in writing and will be given by prepaid telegraph, telecopy or certified mail addressed to the Trust at 50 South LaSalle Street, Chicago, Illinois 60675, Attention: Secretary.

        IN WITNESS WHEREOF, the Trust has caused this Plan to be executed by a duly authorized officer.

                                       NORTHERN FUNDS, acting on behalf
                                       of its International Select Equity Fund

                                       By: /s/ Eric K. Schweitzer
                                           ----------------------
                                       Eric K. Schweitzer, Vice President


                                       NORTHERN FUNDS, acting on behalf
                                       of its International Growth Equity Fund

                                       By: /s/ Lloyd A. Wennlund
                                           ---------------------
                                       Lloyd A. Wennlund, President


                                       NORTHERN FUNDS, acting on behalf
                                       of its Global Communications Fund

                                       By: /s/ Eric K. Schweitzer
                                           ----------------------
                                       Eric K. Schweitzer, Vice President


                                       NORTHERN FUNDS, acting on behalf
                                       of its Technology Fund

                                       By: /s/ Lloyd A. Wennlund
                                           ---------------------
                                       Lloyd A. Wennlund, President

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                    NORTHERN INTERNATIONAL SELECT EQUITY FUND
                                   a series of
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675

                        By and in Exchange for Shares of

                    NORTHERN INTERNATIONAL GROWTH EQUITY FUND
                                   a series of
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Northern International Select Equity Fund, a series of Northern Funds (the "Trust"), to Northern International Growth Equity Fund, a series of Northern Funds, in exchange for shares of International Growth Equity Fund, consists of this document and the following described documents, each of which is incorporated by reference herein:

- The Statement of Additional Information of the Trust with respect to the Northern Equity Funds, including International Select Equity Fund and International Growth Equity Fund (sometimes called the "Funds") dated July 31, 2002.

- The audited financial statements and related Reports of Independent Auditors for the International Select Equity Fund and International Growth Equity Fund included in Northern Funds' Annual Report for the year ended March 31, 2002. No other parts of the Annual Report are incorporated herein by reference.

- The financial statements for the International Select Equity Fund and International Growth Equity Fund included in the Semiannual Report for the semiannual period ended September 30, 2002. No other parts of the Semiannual Report are incorporated herein by reference.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated April ____, 2003. A copy of the Prospectus/Information Statement may be obtained without charge by contacting Northern Funds, at P.O. Box 75986, Chicago, IL 60675-5986 or by telephoning at 800/595-9111.

   The date of this Statement of Additional Information is April ___ , 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
General Information                                                      B-2
Additional Information About International Growth Equity Fund and
International Select Equity Fund                                         B-2
Financial Statements                                                     B-2
Pro Forma Financial Statements                                           B-3
Notes to Pro Forma Financial Statements                                  B-8
Miscellaneous                                                            B-8

                               GENERAL INFORMATION

         The Board of Trustees of Northern Funds (the "Trust") has approved a Plan of Reorganization (the "Plan") which contemplates the transfer of the assets and liabilities of International Select Equity Fund to International Growth Equity Fund in exchange for shares of International Growth Equity Fund (the "Reorganization").

         After the transfer of its assets and liabilities in exchange for International Growth Equity Fund shares, International Select Equity Fund will distribute the shares to its shareholders in liquidation of International Select Equity Fund. Each shareholder owning shares of International Select Equity Fund at the closing of the Reorganization will receive shares of International Growth Equity Fund equal in value to his or her interest in International Select Equity Fund, and will receive any unpaid dividends or distributions on shares of International Select Equity Fund that were declared at or before the closing of the Reorganization. International Growth Equity Fund will establish an account for each former shareholder of International Select Equity Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts maintained by International Select Equity Fund for each shareholder. In connection with the Reorganization, all outstanding shares of International Select Equity Fund will be cancelled, and International Select Equity Fund will wind up its affairs and be terminated.

ADDITIONAL INFORMATION ABOUT INTERNATIONAL GROWTH EQUITY FUND AND INTERNATIONAL
                               SELECT EQUITY FUND

         This Statement of Additional Information incorporates by reference the following document, which contains additional information about International Growth Equity Fund and International Select Equity Fund and which are incorporated by reference herein:

- The Statement of Additional Information dated July 31, 2002 of the Trust with respect to its equity funds, including International Growth Equity Fund and International Select Equity Fund, as filed with the Securities and Exchange Commission on August 5, 2002 (Registration No. 033-73404, EDGAR accession number 0000912057-02-029893).

                              FINANCIAL STATEMENTS

     Historical financial information regarding International Growth Equity Fund and International Select Equity Fund is included in the following document which is incorporated by reference herein:

- The audited financial statements and related Reports of Independent Auditors for the International Select Equity Fund and International Growth Equity Fund included in Northern Funds' Annual Report for the year ended March 31, 2002. No other parts of the Annual Report are incorporated herein by reference.

- The financial statements for the International Select Equity Fund and International Growth Equity Fund included in Northern Funds' Semiannual Report for the semiannual period ended September 30, 2002. No other parts of the Semiannual Report are incorporated herein by reference.

                         PRO FORMA FINANCIAL STATEMENTS

     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at February 1, 2002. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the combined financial position of the International Growth Equity Fund and International Select Equity Fund at January 31, 2003. The unaudited pro forma statement of operations reflects the combined results of operations of the International Growth Equity Fund and International Select Equity Fund for the twelve months ended January 31,
2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for both International Growth Equity Fund and International Select
Equity Fund under accounting principles generally accepted in the United
States of America in the investment company industry. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of International Select Equity Fund for pre-combination periods will not be restated.

                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
      INTERNATIONAL SELECT EQUITY FUND AND INTERNATIONAL GROWTH EQUITY FUND
                                JANUARY 31, 2003
                         (000'S OMITTED, EXCEPT SHARES)

                                     INTERNATIONAL SELECT         INTERNATIONAL GROWTH               PRO FORMA
                                          EQUITY FUND                  EQUITY FUND                    COMBINED
                                 ----------------------------  ---------------------------  ----------------------------
                                    SHARES         VALUE          SHARES        VALUE          SHARES         VALUE
COMMON STOCKS
Foster's Group Ltd.                    350,000           886      1,634,120         4,138       1,984,120         5,024
M.I.M. Holdings Ltd.                 1,366,267         1,234      5,302,312         4,787       6,668,579         6,021
Telstra Corp. Ltd.                     310,441           817      1,325,478         3,489       1,635,919         4,306
                                               --------------               --------------                --------------
TOTAL AUSTRALIA                                        2,937                       12,414                        15,351
                                               ==============               ==============                ==============
Teck Cominco Ltd., Class B             111,562           881        450,116         3,556         561,678         4,437
                                               ==============               ==============                ==============
TOTAL CANADA
PetroChina Co. Ltd., Class H         5,758,000         1,218     20,278,000         4,290      26,036,000         5,508
                                               ==============               ==============                ==============
TOTAL CHINA
Stora Enso OYJ (Registered)                  -             -        301,883         2,845         301,883         2,845
                                                                            ==============                ==============
TOTAL FINLAND
Cie de Saint-Gobain                          -             -         69,314         2,021          69,314         2,021
France Telecom S.A.                     31,533           812        136,535         3,518         168,068         4,330
L'Oreal S.A.                            14,866         1,026         59,062         4,077          73,928         5,103
Orange S.A.*                           140,440         1,134        547,857         4,423         688,297         5,557
Societe Generale, Class A               14,780           863         69,260         4,045          84,040         4,908
TotalFinaElf S.A.                       11,203         1,511         46,691         6,295          57,894         7,806
Vivendi Universal S.A.                  53,610           900        235,776         3,958         289,386         4,858
                                               --------------               --------------                --------------
TOTAL FRANCE                                           6,246                       28,337                        34,583
                                               ==============               ==============                ==============
Altana A.G.                             20,817           867         84,445         3,519         105,262         4,386
Deutsche Boerse A.G.                    22,030           820         87,427         3,254         109,457         4,074
Henkel KGaA                             13,910           843         53,285         3,229          67,195         4,072
Schering A.G.                           18,640           744         80,934         3,230          99,574         3,974
                                               --------------               --------------                --------------
TOTAL GERMANY                                          3,274                       13,232                        16,506
                                               ==============               ==============                ==============

                                     INTERNATIONAL SELECT         INTERNATIONAL GROWTH               PRO FORMA
                                          EQUITY FUND                  EQUITY FUND                    COMBINED
                                 ----------------------------  ---------------------------  ----------------------------
                                    SHARES         VALUE          SHARES        VALUE          SHARES         VALUE
Ente Nazionale Idrocarburi
S.p.A.                                  90,267         1,365        384,439         5,815         474,706         7,180
Snam Rete Gas S.p.A                    168,887           577        686,229         2,342         855,116         2,919
                                               --------------               --------------                --------------
TOTAL ITALY                                            1,942                        8,157                        10,099
                                               ==============               ==============                ==============
Asahi Glass Co. Ltd.                   151,000           881        568,000         3,315         719,000         4,196
Canon, Inc.                             27,000           943        110,000         3,843         137,000         4,786
Komatsu Ltd.                           279,000           933      1,120,000         3,744       1,399,000         4,677
Mitsui Mining & Smelting Co. Ltd.      452,000         1,040      1,777,000         4,089       2,229,000         5,129
Suzuken Co. Ltd.                        19,300           463         77,000         1,846          96,300         2,309
Tokyo Electric Power Co., Inc.          60,200         1,125        237,400         4,434         297,600         5,559
Yamaha Corp.                           126,000         1,374        494,000         5,387         620,000         6,761
Yamaha Motor Co. Ltd.                  134,000         1,106        534,000         4,408         668,000         5,514
Yokogawa Electric Corp.                161,000         1,114        626,000         4,332         787,000         5,446
                                               --------------               --------------                --------------
TOTAL JAPAN                                            8,979                       35,398                        44,377
                                               ==============               ==============                ==============
Kookmin Bank ADR                        17,500           599         70,000         2,396          87,500         2,995
                                               ==============               ==============                ==============
TOTAL REPUBLIC OF KOREA
ING Groep N.V. - CVA                    52,987           804        220,804         3,349         273,791         4,153
Koninklijke Philips Electronics
N.V.                                    64,421         1,093        251,305         4,263         315,726         5,356
Royal KPN N.V.                         113,742           797        594,645         4,168         708,387         4,965
                                               --------------               --------------                --------------
TOTAL NETHERLANDS                                      2,694                       11,780                        14,474
                                               ==============               ==============                ==============
Acerinox S.A.                           20,554           756         88,178         3,242         108,732         3,998
ACS Actividades de Construccion
y Servicios S.A.                        28,226           898        140,497         4,472         168,723         5,370
                                               --------------               --------------                --------------
TOTAL SPAIN                                            1,654                        7,714                         9,368
                                               ==============               ==============                ==============
Atlas Copco AB, Class A                 42,758           794        162,496         3,019         205,254         3,813
Skandinaviska Enskilda Banken
 (SEB), Class A                         88,885           723        352,730         2,867         441,615         3,590
                                               --------------               --------------                --------------
TOTAL SWEDEN                                           1,517                        5,886                         7,403
                                               ==============               ==============                ==============

                 PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
      INTERNATIONAL SELECT EQUITY FUND AND INTERNATIONAL GROWTH EQUITY FUND
                                JANUARY 31, 2003
                         (000'S OMITTED, EXCEPT SHARES)

                                     INTERNATIONAL SELECT         INTERNATIONAL GROWTH               PRO FORMA
                                         EQUITY FUND                   EQUITY FUND                    COMBINED
                                 ----------------------------  ---------------------------  ----------------------------
                                    SHARES/                      SHARES/                       SHARES/
                                   PRINCIPAL                    PRINCIPAL                     PRINCIPAL
                                    AMOUNT         VALUE          AMOUNT        VALUE          AMOUNT         VALUE
Adecco S.A. (Registered)                23,400           741         90,765         2,874         114,165         3,615
Roche Holding A.G. (Genuss)             18,728         1,285         68,688         4,714          87,416         5,999
Swiss Reinsurance (Registered)          14,811           895         72,820         4,401          87,631         5,296
Zurich Financial Services A.G.          10,745         1,043         42,635         4,138          53,380         5,181
                                               --------------               --------------                --------------
TOTAL SWITZERLAND                                      3,964                       16,127                        20,091
                                               ==============               ==============                ==============

Amersham PLC*                           87,678           677        351,386         2,715         439,064         3,392
BAA PLC                                104,164           769        434,105         3,204         538,269         3,973
BHP Billiton PLC                       210,027           980        825,500         3,853       1,035,527         4,833
HSBC Holdings PLC                      156,940         1,628        696,268         7,222         853,208         8,850
Imperial Chemical Industries PLC       210,691           691        827,480         2,713       1,038,171         3,404
Reed Elsevier PLC                      112,446           872        450,126         3,492         562,572         4,364
Royal Bank of Scotland Group PLC        50,210         1,105        258,753         5,695         308,963         6,800
Standard Chartered PLC                  69,380           712        269,485         2,764         338,865         3,476
Unilever PLC                           119,812         1,042        499,316         4,342         619,128         5,384
Vodafone Group PLC                   1,131,888         2,028      4,530,997         8,118       5,662,885        10,146
William Hill PLC                       224,392           760        856,776         2,901       1,081,168         3,661
                                               --------------               --------------                --------------
TOTAL UNITED KINGDOM                                  11,264                       47,019                        58,283
                                               ==============               ==============                ==============

                                     INTERNATIONAL SELECT         INTERNATIONAL GROWTH               PRO FORMA
                                         EQUITY FUND                   EQUITY FUND                    COMBINED
                                 ----------------------------  ---------------------------  ----------------------------
                                    SHARES/                      SHARES/                       SHARES/
                                   PRINCIPAL                    PRINCIPAL                     PRINCIPAL
                                    AMOUNT         VALUE          AMOUNT        VALUE          AMOUNT         VALUE
TOTAL COMMON STOCKS                                   47,169                      199,151                       246,320
                                               ==============               ==============                ==============

SHORT-TERM INVESTMENT

Banque Bruxelles Lambert,
Time Deposit, 1.34%, 2/3/2003            2,177         2,177          8,873         8,873          11,050        11,050
                                               ==============               ==============                ==============

                                               --------------               --------------                --------------
TOTAL INVESTMENTS                                     49,346                      208,024                       257,370
                                               ==============               ==============                ==============
Liabilities less Other Assets                        (3,947)                      (8,701)                      (12,648)
                                               --------------               --------------                --------------
NET ASSETS                                            45,399                      199,323                       244,722
                                               --------------               --------------                --------------

* Non-Income Producing Security

NOTES:
The Pro Forma Combining Portfolio of Investments reflects the proposed transfer of assets and liabilities of the Northern International Select Equity Fund to the Northern International Growth Equity Fund as though such transfer had become effective January 31, 2003, and includes the portfolio securities of both entities as at that date.

The unaudited Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of the fund incorporated by reference in the Statement of Additional Information.

VALUATION OF SECURITIES
Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon primary local market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair market value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

      INTERNATIONAL SELECT EQUITY FUND AND INTERNATIONAL GROWTH EQUITY FUND
            Pro Forma Statement of Assets and Liabilities (Unaudited)
                                January 31, 2003
                    (in thousands, except shares outstanding)

                                                            INTERNATIONAL      INTERNATIONAL        PRO FORMA         PRO FORMA
ASSETS:                                                  SELECT EQUITY FUND  GROWTH EQUITY FUND    ADJUSTMENTS         COMBINED
-------                                                  ------------------  ------------------  ---------------  ------------------
Investments, at cost                                     $          49,323   $          206,698                   $         256,021
Investments, at fair value                                          49,346              208,024                             257,370
Cash and Foreign currencies                                            215                   21                                 236
Income receivable                                                       22                   85                                 107
Receivable for foreign tax withheld                                    153                  203                                 356
Receivable for fund shares sold                                          -                   18                                  18
Receivable from Investment adviser                                       3                    7                                  10
Prepaid and other assets                                                 1                    1                                   2
                                                         ------------------  -------------------                  ------------------
TOTAL ASSETS                                             $          49,740   $          208,359                             258,099
                                                         ==================  ===================                  ==================

                                                            INTERNATIONAL      INTERNATIONAL        PRO FORMA         PRO FORMA
LIABILITIES:                                              SELECT EQUITY FUND  GROWTH EQUITY FUND    ADJUSTMENTS        COMBINED
-----------                                               ------------------  ------------------  ---------------  ----------------
Unrealized loss on foreign currency exchange contracts   $               4   $                -                   $               4
Payable for securities purchased                                     1,928                4,555                               6,483
Payable for fund shares redeemed                                     2,370                4,397                               6,767
Payable for affiliates:
  Investment advisory fees                                               9                   38                                  47
  Administration fees                                                    1                    6                                   7
  Custody and accounting fees                                            1                   19                                  20
  Shareholder servicing fees                                             7                                                        7
  Transfer agent fees                                                    1                    4                                   5
Accrued registration fees and other liabilities                         20                   17                                  37
                                                         ------------------  -------------------                  ------------------
TOTAL LIABILITIES                                        $           4,341   $            9,036                   $          13,377
                                                         ==================  ===================                  ==================
NET ASSETS                                               $          45,399   $          199,323                   $         244,722
                                                         ------------------  -------------------                  ------------------
ANALYSIS OF NET ASSETS:
-----------------------
Capital stock                                                      121,363              422,742                             544,105
Undistributed (overdistributed) net investment income                   20                  653                                 673
Accumulated undistributed net realized loss                        (76,030)            (225,422)                           (301,452)
Net unrealized appreciation (depreciation)                              46                1,350                               1,396

NET ASSETS                                               $          45,399   $          199,323                   $         244,722
                                                         ------------------  -------------------                  ------------------
Shares Outstanding                                               7,969,112           32,002,009        (681,874)         39,289,247
Net Asset Value                                          $            5.70   $             6.23                   $            6.23

NOTES:
The Pro Forma Combined Statement of Assets and Liabilites reflects the proposed transfer of assets and liabilities of the Northern International Select Equity Fund to the Northern International Growth Equity Fund as though such transfer had become effective January 31, 2003 and reflects the accounts of both entities as at that date.

The Pro Forma shares outstanding represent those shares that would have been issued on January 31, 2003, in exchange for the Net Assets of International Select Equity Fund ($45,399,497) based upon the per share net asset value of International Growth Equity Fund ($6.23), had the acquisition taken place on such date.

The unaudited Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

      INTERNATIONAL SELECT EQUITY FUND AND INTERNATIONAL GROWTH EQUITY FUND
             PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
                  FOR THE TWELVE MONTHS ENDED JANUARY 31, 2003
                                 (IN THOUSANDS)

                                                               INTERNATIONAL       INTERNATIONAL        PRO FORMA       PRO FORMA
    INVESTMENT INCOME                                        SELECT EQUITY FUND  GROWTH EQUITY FUND    ADJUSTMENTS       COMBINED
    -----------------                                        ------------------  ------------------  --------------   --------------
    Dividend income                                          $             995   $           4,303                    $       5,298
    Interest income                                                         18                  73                               91
                                                             ------------------  ------------------                   --------------
    Total Investment Income                                  $           1,013   $           4,376                    $       5,389
                                                             ==================  ==================                   ==============
    EXPENSES
    --------
    Investment advisory fees                                 $             697   $           2,607                    $       3,304
    Administration fees                                                     91                 340                              431
    Custody and accounting fees                                             98                 224             (61)(1)          261
    Transfer agent fees                                                     60                 226                              286
    Registration fees                                                       26                  30             (26)(2)           30
    Professional fees                                                        8                  12              (4)(2)           16
    Printing fees                                                           21                  31              (8)(3)           44
    Shareholder servicing fees                                             (35)                (15)                             (50)
    Trustee fees and expenses                                                4                   4                                8
    Other                                                                    9                  19                               28
                                                             ------------------  ------------------  --------------   --------------
    TOTAL EXPENSES                                           $             979   $           3,478   $         (99)   $       4,358
                                                             ==================  ==================  ==============   ==============
    Less waivers and reimbursements of:
    investment advisory fees                                                93                 344                              437
    expenses                                                               126                 293             (99)             320
                                                             ------------------  ------------------  --------------   --------------
    NET EXPENSES                                             $             760   $           2,841                    $       3,601
                                                             ==================  ==================  ==============   ==============
    NET INVESTMENT INCOME                                    $             253   $           1,535   $           -    $       1,788
                                                             ------------------  ------------------  --------------   --------------
    NET REALIZED GAINS (LOSSES) ON:
    Investments                                              $         (11,296)  $         (36,553)                   $     (47,849)
    Futures contracts                                                      (17)                 32                               15
    Foreign currency transactions                                         (120)               (238)                            (358)
    Net change in unrealized appreciation (depreciation) on:
    Investments                                                            650              (1,277)                            (627)
    Foreign exchange contracts                                              (4)                  -                               (4)
    Other assets and liabilities in foreign currency                        38                  60                               98
                                                             ------------------  ------------------  --------------   --------------
    NET LOSSES ON INVESTMENTS                                          (10,749)            (37,976)                         (48,725)
                                                             ==================  ==================  ==============   ==============
    NET DECREASE FROM OPERATIONS                             $         (10,496)  $         (36,441)  $           -    $     (46,937)
                                                             ------------------  ------------------  --------------   --------------

    PRO FORMA ADJUSTMENTS:
(1) Expenditure reduced by fixed component of fee.
(2) Expenditure reduced as the result of elimination of duplicative function.
(3) Expenditure reduced as result of economies of combining assets.

    NOTES:

    The Pro Forma Combined Statement of Operations reflects the proposed transfer of assets and liabilities of the Northern International Select Equity Fund to the Northern International Growth Equity Fund as though such transfer had become effective February 1, 2002, and reflects the combined accounts of both entities for the twelve months ended on January 31, 2003.

The unaudited Pro Forma Combined Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

                     PRO FORMA ASSETS BY COUNTRY (UNAUDITED)
      INTERNATIONAL SELECT EQUITY FUND AND INTERNATIONAL GROWTH EQUITY FUND
                                JANUARY 31, 2003
                                 (000'S OMITTED)

                                 INTERNATIONAL SELECT           INTERNATIONAL GROWTH               PRO FORMA
                                      EQUITY FUND                   EQUITY FUND                     COMBINED
                                ----------------------         ---------------------         ----------------------
                                  VALUE     % OF TNA             VALUE    % OF TNA             VALUE     % OF TNA
                                ----------------------         ---------------------         ----------------------
United Kingdom                      11,264      24.8%              47,019     23.6%              58,283      23.8%
Japan                                8,979      19.8%              35,398     17.8%              44,377      18.2%
France                               6,246      13.8%              28,337     14.2%              34,583      14.1%
Switzerland                          3,964       8.7%              16,127      8.1%              20,091       8.2%
Germany                              3,274       7.2%              13,232      6.6%              16,506       6.8%
Australia                            2,937       6.5%              12,414      6.2%              15,351       6.3%
Netherlands                          2,694       5.9%              11,780      5.9%              14,474       5.9%
United States                        2,177       4.8%               8,873      4.5%              11,050       4.5%
Italy                                1,942       4.3%               8,157      4.1%              10,099       4.1%
Spain                                1,654       3.7%               7,714      3.9%               9,368       3.8%
Sweden                               1,517       3.3%               5,886      2.9%               7,403       3.0%
China                                1,218       2.7%               4,290      2.2%               5,508       2.3%
Canada                                 881       1.9%               3,556      1.8%               4,437       1.8%
Republic of Korea                      599       1.3%               2,396      1.2%               2,995       1.2%
Finland                                  -          -               2,845      1.4%               2,845       1.2%
                                ----------------------         ---------------------         ----------------------
TOTAL INVESTMENTS                   49,346     108.7%             208,024    104.4%             257,370     105.2%
                                ======================         =====================         ======================
Liabilities less Other Assets       (3,947)      (8.7)%            (8,701)    (4.4)%            (12,648)      (5.2)%
                                ----------------------         ---------------------         ----------------------
NET ASSETS                          45,399     100.0%             199,323    100.0%             244,722     100.0%
                                ----------------------         ---------------------         ----------------------

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS

VALUATION OF SECURITIES
Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are generally valued at the regular trading session closing price on the exchange or in the market where such securities are primarily traded. If any such security is not traded on a valuation date, it is valued at the current quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the current quoted bid price. Fixed income securities, however, may be valued on the basis of prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon primary local market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of investment companies are valued at net asset value. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair market value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

                                  MISCELLANEOUS

LEGAL MATTERS

     Certain legal matters in connection with the issuance of International Growth Equity Fund shares as part of the Reorganization will be passed upon by Drinker Biddle & Reath LLP, counsel to the Trust.

EXPERTS

         The audited financial statements of International Growth Equity Fund and International Select Equity Fund, incorporated by reference in the Statement of Additional Information, have been audited by Arthur Andersen LLP, the Trust's former independent auditors, to the extent indicated in its report thereon which is included in the Annual Report to shareholders of International Growth Equity Fund and International Select Equity Fund for the fiscal year ended March 31, 2002. On June 19, 2002 the Trust engaged a new auditing firm. Arthur Andersen LLP has not consented to the incorporation by reference of its report in this registration statement, and the Trust has dispensed with the requirement to file its consent in reliance on Rule 437a under the Securities Act of 1933. Because Arthur Andersen LLP has not consented to the incorporation by reference of its report in this registration statement, shareholders of the Funds will not be able to recover against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 for any untrue statement of a material fact contained in the financial statements and schedules audited by Arthur Andersen LLP that are incorporated by reference in this registration statement or any omissions to state a material fact required to be stated therein.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Section 7 of each Investment Advisory and Ancillary Services Agreement between the Registrant and its investment adviser (the "Adviser") provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated herein by reference.

     Article 10 of the Co-Administration Agreement dated July 31, 2000 among the Registrant, The Northern Trust Company and PFPC Inc. provides that Registrant will indemnify Registrant's co-administrators against all claims except those resulting from the willful misfeasance, bad faith or negligence of such co-administrators, or the Co-Administrators' breach of confidentiality. A copy of the Co-Administration Agreement is incorporated herein by reference.

     Section 3.1 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated herein by reference.

     In addition, Article IV, Section 3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein, provides for indemnification of the Registrant's officers and Trustees under certain circumstances.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy's coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 16. EXHIBITS

          (1) (a) Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment No. 30/31 to Registrant's Registration Statement on Form N-1A, filed on May 15, 2000 ("PEA No. 30/31").

               (b) Amendment No. 1 to the Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(2) to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2000 ("PEA No. 34").

               (c) Amendment No. 2 to the Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(3) to PEA No. 34.

               (d) Amendment No. 3 to the Agreement and Declaration of Trust dated September 25, 2000 filed as Exhibit (a)(1) to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A ("PEA No. 35").

               (e) Amendment No. 4 to the Agreement and Declaration of Trust dated February 2, 2001 filed as Exhibit (a)(2) to PEA No. 35.

          (2) Amended and Restated By-Laws adopted August 2, 2000 are filed as Exhibit (b)(1) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A ("PEA No. 38").

          (3)       None

          (4) Plan of Reorganization is filed herewith as Appendix A to the Prospectus/Information Statement and incorporated by reference.

          (5) Articles IV, V, VI, VII and IX of the Agreement and Declaration of Trust dated February 7, 2000 incorporated herein by reference as Exhibit (l)(a).

          (6) (a) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(1) to PEA No. 35.

               (b) Addendum No. 1 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(2) to PEA No. 35.

               (c) Addendum No. 2 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(3) to PEA No. 35.

               (d) Addendum No. 3 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(4) to PEA No. 35.

               (e) Addendum No. 4 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(5) to PEA No. 35.

               (f) Addendum No. 5 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(6) to PEA No. 35.

               (g) Addendum No. 6 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(7) to PEA No. 35.

               (h) Addendum No. 7 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(8) to PEA No. 35.

               (i) Addendum No. 8 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(9) to PEA No. 35.

               (j) Addendum No. 9 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(10) to PEA No. 35.

               (k) Addendum No. 10 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(11) to PEA No. 35.

               (l) Addendum No. 11 to the Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (d)(12) to PEA No. 35.

               (m) Investment Advisory and Ancillary Services Agreement between Registrant and The Northern Trust Company dated August 2, 2000 filed as Exhibit (d)(13) to PEA No. 35.

               (n) Assumption Agreement between The Northern Trust Investments, Inc. and The Northern Trust Company dated July 31, 2000 filed as Exhibit (d)(14) to PEA No. 35.

               (o) Addendum No. 1 to the Investment Advisory Agreement between Northern Funds and Northern Trust Investments, Inc. dated May 17, 2001 filed as Exhibit (d)(15) to Post Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A, filed on May 29, 2001 ("PEA No. 36").

               (p) Assumption Agreement between The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (d)(16) to PEA No. 35.

               (q) Assumption Agreement between Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited, dated as of April 1, 2002 filed as Exhibit 6(q) to the Registrant's Form N-14 relating to the Technology Fund filed on March 13, 2003.

               (r) Assumption Agreement by and among The Northern Trust Company, Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited dated May 2, 2001 filed as Exhibit (d)(17) to Post Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2001 ("PEA No. 37").

               (s) Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments, Inc. and Northern Trust Global Investments (Europe) Limited filed as Exhibit 6(s) to the Registrant's Form N-14 relating to the Technology Fund filed on March 13, 2003.

               (t) Fee Reduction Commitment dated as of July 31, 2002 by Northern Trust Investments, Inc. filed as Exhibit 6(t) to the Registrant's Form N-14 relating to the Technology Fund filed on March 13, 2003.

          (7) (a) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated December 31, 2000 filed as Exhibit
                    (e)(2) to PEA No. 35.

               (b) Amended and Restated Schedule A to the Distribution Agreement between Northern Funds and Northern Funds Distributors, LLC dated May 17, 2001 filed as Exhibit (e)(3) to PEA No. 36.

          (8)       None.

          (9) (a) Custodian Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Custodian Agreement") filed as Exhibit 8(a) to Post Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A ("PEA No. 11").

               (b) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

               (c) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to Post Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A ("PEA No. 9").

               (d) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to Post Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A ("PEA No. 12").

               (e) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

               (f) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to Post Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A ("PEA No. 16").

               (g) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to Post Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A ("PEA No. 19").

               (h) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

               (i) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to Post Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A ("PEA No. 22").

               (j) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to Post Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27").

               (k) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to Post Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A ("PEA No. 28").

               (l) Addendum No. 11 to the Custodian Agreement between Registrant and The Northern Trust Company dated July 31, 2000 filed as Exhibit (g)(15) to PEA No. 35.

               (m) Addendum No. 12 to the Custodian Agreement between Registrant and The Northern Trust Company dated August 1, 2000 filed as Exhibit (g)(16) to PEA No. 35.

               (n) Addendum No. 13 to the Custodian Agreement between Registrant and The Northern Trust Company dated September 26, 2000 filed as Exhibit (g)(17) to PEA No. 35.

               (o) Addendum No. 14 to the Custodian Agreement between Registrant and The Northern Trust Company dated May 17, 2001 filed as Exhibit (g)(15) to PEA No. 36.

               (p) Addendum No. 15 to the Custodian Agreement between Registrant and The Northern Trust Company dated October 30, 2001 is filed as Exhibit (g)(16) to PEA No. 38.

               (q) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

               (r) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

               (s) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA No. 30/31.

               (t) Addendum No. 3 to the Foreign Custody Agreement dated July 31, 2000 filed as Exhibit (g)(19) to PEA No. 35.

               (u) Addendum No. 4 to the Foreign Custody Agreement dated October 30, 2001 is filed as Exhibit (g)(21) to PEA No. 38.

               (v) Foreign Custody Monitoring Agreement between Registrant and The Northern Trust Company dated July 2, 2001 filed as Exhibit (g)(21) to PEA No. 37.

          (10) Amended and Restated Distribution and Service Plan, adopted April 1,1994 and most recently revised as of May 2, 2000 and related Agreement filed as Exhibit (m) to PEA No. 34.

          (11) Opinion and Consent of Drinker Biddle & Reath LLP with respect to shares of Northern Funds International Growth Equity Fund is filed herewith.

          (12) Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters is filed herewith.

          (13) (a) Transfer Agency Agreement between Registrant and The Northern Trust Company dated April 1, 1994 ("Transfer Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.

               (b) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

               (c) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 11.

               (d) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

               (e) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

               (f) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

               (g) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

               (h) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

               (i) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

               (j) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

               (k) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA No. 30/31.

               (l) Addendum No. 11 to the Transfer Agency Agreement dated July 31, 2000 filed as Exhibit (h)(13) to PEA No. 34.

               (m) Addendum No. 12 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(15) to PEA No. 35.

               (n) Addendum No. 13 to the Transfer Agency Agreement dated August 1, 2000 filed as Exhibit (h)(16) to PEA No. 35.

               (o) Addendum No. 14 to the Transfer Agency Agreement dated May 17, 2001 filed as Exhibit (h)(15) to PEA No. 36.

               (p) Addendum No. 15 to the Transfer Agency Agreement dated October 30, 2001 is filed as Exhibit (h)(16) to PEA No. 38.

               (q) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

               (r) Amended and Restated Service Plan, adopted as of April 1, 1994 and most recently revised as of May 2, 2000 filed as Exhibit (h)(16) to PEA No. 34.

               (s) Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated July 31, 2000 filed as Exhibit (h)(18) to PEA No. 35.

               (t) Amendment to Co-Administration Agreement among Registrant, The Northern Trust Company and PFPC Inc. dated February 8, 2002 filed as Exhibit 13(t) to the Registrant's Form N-14 relating to the Technology Fund filed on March 13, 2003.

               (u) Amended and Restated Schedule A to the Co-Administration Agreement by and between Northern Funds, The Northern Trust Company and PFPC Inc. dated May 17, 2001 filed as Exhibit
                    (h)(19) to PEA No. 36.

               (v) Assignment and Assumption Agreement by and among PFPC Inc., The Northern Trust Company and Northern Trust Investments, Inc. dated January 1, 2001 filed as Exhibit (h)(20) to PEA No. 36.

          (14) The Consent of Arthur Andersen LLP is not required to be filed pursuant to Rule 437a under the Securities Act of 1933.

          (15)      None.

          (16) Powers of Attorney for Lloyd A. Wennlund, Brian Ovaert, Richard G. Cline, Edward J. Condon, Jr., William J. Dolan, Jr., Sharon Gist Gilliam, Sandra Polk Guthman, Michael E. Murphy, Mary Jacob Skinner, Richard P. Strubel and Stephen
                    B. Timbers are filed herewith.


     The following documents, each filed via EDGAR and listed with its filing accession number, are incorporated by reference into the Prospectus/Information Statement that is part of this Registration Statement:

          -    Prospectus  for  Northern   Equity  Funds  dated  July  31,  2002
               -0000912057-02-029893.

          -    As supplemented on December 17, 2002 - 0001047469-02-007805.

          -    As supplemented on February 26, 2003 - 0001047469-03-006478.

          - Statement of Additional Information for Northern Funds dated July 31, 2002 - 0000912057-02-029893.

          - The Report of Independent Auditors and financial statements included in the Annual Report for the Fiscal Year Ending March 31, 2002 for the Northern Equity Funds - 0000912057-02-022069.

          - The financial statements included in the Semi-Annual Report for the Six-Month Period Ended September 30, 2002 for the Northern Equity Funds - 0001047469-02-005973.

     The following documents, each filed via EDGAR and listed with its filing accession number are incorporated by reference into the Statement of Additional Information that is part of this Registration Statement:

          - Statement of Additional Information for Northern Funds dated July 31, 2002 - 0000912057-02-029893.

          - The Report of Independent Auditors and financial statements included in the Annual Report for the Fiscal Year Ending March 31, 2002 for the Northern Equity Funds - 0000912057-02-022069.

          - The financial statements included in the Semi-Annual Report for the Six-Month Period Ended September 30, 2002 for the Northern Equity Funds - 0001047469-02-005973.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on its behalf by the Registrant, in the City of Chicago and State of Illinois on the 13th day of March 2003.

                                 NORTHERN FUNDS

                                 By: /s/ Lloyd A. Wennlund
                                     ----------------------
                                        Lloyd A. Wennlund
                                        President and Chief Executive Officer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                NAME                TITLE                           DATE
                ----                -----                           ----

/s/ Lloyd A. Wennlund               President and              March 13, 2003
-------------------------------     Chief Executive Officer
Lloyd A. Wennlund

/s/ Brian P. Ovaert                 Treasurer and Chief        March 13, 2003
-------------------------------     Financial Officer
Brian P. Ovaert

Richard G. Cline*                   Trustee                    March 13, 2003
-------------------------------
Richard G. Cline

Edward J. Condon, Jr.*              Trustee                    March 13, 2003
-------------------------------
Edward J. Condon, Jr.

William J. Dolan, Jr.*              Trustee                    March 13, 2003
-------------------------------
William J. Dolan, Jr.

Sharon Gist Gilliam*                Trustee                    March 13, 2003
-------------------------------
Sharon Gist Gilliam

Sandra Polk Guthman*                Trustee                    March 13, 2003
-------------------------------
Sandra Polk Guthman

Michael E. Murphy*                  Trustee                    March 13, 2003
-------------------------------
Michael E. Murphy

Mary Jacobs Skinner*                Trustee                    March 13, 2003
-------------------------------
Mary Jacobs Skinner

Richard P. Strubel*                 Trustee                    March 13, 2003
-------------------------------
Richard P. Strubel

Stephen B. Timbers*                 Trustee                    March 13, 2003
-------------------------------
Stephen B. Timbers

*  By:  /s/ Lloyd A. Wennlund
        ---------------------------------------------
         Lloyd A. Wennlund
         Attorney-in-Fact

                                 NORTHERN FUNDS

                            CERTIFICATE OF SECRETARY

     The following resolution was duly adopted by the Board of Trustees of Northern Funds (the "Trust") on February 14, 2003 and remains in effect on the date hereof:

     FURTHER RESOLVED, that the Trustees and officers of the Trust who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them hereby appoint Lloyd A. Wennlund, Eric K. Schweitzer, Brian Ovaert, Stuart Schuldt and Jeffrey A. Dalke, and each of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as Trustee or officer, or both, of the Trust, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and any of said attorneys shall have full power of substitution and resubstitution; and any of said attorneys shall have full power and authority to do and perform in the name and on behalf of said Trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said Trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or any or all of them, being hereby ratified and approved.

                                 NORTHERN FUNDS

                                 By:       /s/ Jeffrey A. Dalke
                                          --------------------------------------
                                          Jeffrey A. Dalke
                                          Secretary

Dated:  March 13, 2003

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER                              EXHIBIT TITLE
------                              -------------

Appendix A
to Prospectus/
Information Statement          Plan of Reorganization.


          11 Opinion and Consent of Drinker Biddle & Reath LLP with respect to shares of International Growth Equity Fund.

          12 Opinion and Consent of Drinker Biddle & Reath LLP with respect to tax matters.

          16   Powers of Attorney for Lloyd A. Wennlund, Brian Ovaert, Richard
               G. Cline, Edward J. Condon, Jr., William J. Dolan, Jr., Sharon Gist Gilliam, Sandra Polk Guthman, Michael E. Murphy, Mary Jacob Skinner, Richard P. Strubel and Stephen B. Timbers.